REVENUE, OTHER INCOME AND GAINS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Analysis of Revenue
An analysis of revenue is as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000
Revenue
Licensing of intellectual property	35,160	50,000	65,402
Collaboration revenue	249,804	66,677	—
Other revenue	179	328	3,424
Total Revenue	285,143	117,005	68,826

Summary of Deferred Revenue from Contract Liabilities
The following table shows the deferred revenue which is included in contract liabilities for the periods presented:

	2023	2022
	US$’000	US$’000
Contract liabilities (Current)	53,010	—
Contract liabilities (Non Current)	47,962	—
Total	100,972	—

Summary of Transaction Price and Performance Obligations
The following table summarizes the composition of the total transaction price for the following periods.

	December 31, 2023	December 31, 2022
	US$’000	US$’000

PO1: Licensing of intellectual property and performing Legend Phase 1 trial	120,710	—
PO2: Supply of materials	4,600	—
Total	125,310	—
The following table summarizes the allocation of the total transaction price to the identified performance obligations under the arrangement, and the amount of the transaction price unsatisfied as of December 31, 2023:

	December 31, 2023	December 31, 2022
	US$’000	US$’000

PO1: Licensing of intellectual property and completion of Legend Phase 1 trial	120,710	—
PO2: Supply of materials	4,600	—
Total	125,310	—
Remaining unsatisfied performance obligation	125,310	—

Transaction Price Amounts Allocated to Remaining Performance Obligations
The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of December 31, 2023 are as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000
Amounts expected to be recognized as revenue:
Licensing of intellectual property and completion of Legend Phase 1 trial
Within 1 year	63,360	—	—
1 - 2 years	37,920	—	—
2 - 3 Years	12,490	—	—
3 - 4 years	6,940	—	—
After 4 years	—	—	—
Total	120,710	—	—

Other Income and Gains
The following table summarizes the Total other income and gains:

	2023	2022	2021
	US$’000	US$’000	US$’000
Other income and gains
Other income:
Finance income	54,487	8,182	971
Government grants*	2,731	2,434	1,736
Other	245	88	35
Total income	57,463	10,704	2,742

Gains:
Fair value gains on financial assets measured at fair value change through profit or loss	663	603	—
Other	—	742	317
Total gains	663	1,345	317
Total other income and gains	58,126	12,049	3,059
* The amount represents subsidies received from local government authorities to support the Company’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.